Expected credit loss measurement (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity [Table]
Disclosure Of Credit Loss Expense Recovery Explanatory
Credit loss expense

/ (release)
USD m
Global

Wealth

Management
Personal &

Corporate

Banking
Asset
Management
Investment

Bank
Group

Functions Total
For the year ended

31.12.22
Stages 1 and 2 (5) 27 0 6 1 29
Stage 3 5 12 0 (18) 2 0
Total credit loss expense /

(release)
0 39 0 (12) 3 29
For the year ended

31.12.21
Stages 1 and 2 (28) (62) 0 (34) 0 (123)
Stage 3 (1) (24) 1 0 0 (25)
Total credit loss expense /

(release)
(29) (86) 1 (34) 0 (148)
For the year ended

31.12.20
Stages 1 and 2 48 129 0 88 0 266
Stage 3 40 128 2 217 42 429
Total credit loss expense /

(release)
88 257 2 305 42 694

Disclosure Of Key Macro Economic Scenario Weights Explanatory
Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.22 31.12.21
Asset price inflation 0.0 5.0
Baseline 60.0 55.0
Mild global interest rate steepening

0.0 10.0
Stagflationary geopolitical crisis 25.0 0.0
Global crisis

15.0 30.0

Disclosure Of Key Macro Economic Variables Explanatory
Scenario assumptions
One year

Three years cumulative

31.12.22
Asset price
inflation Baseline
Stagflationary
geopolitical
crisis

Global
crisis

Asset price
inflation Baseline
Stagflationary
geopolitical
crisis

Global
crisis

Real GDP growth (% change)
United States 4.0 (0.3) (4.8) (6.4) 9.1 3.2 (4.4) (1.8)
Eurozone 3.0 0.6 (5.6) (8.5) 6.2 2.5 (5.7) (8.3)
Switzerland 3.0 0.7 (4.8) (6.7) 6.6 3.5 (4.9) (3.7)
Consumer price index (% change)

United States 2.5 2.6 10.0 (0.5) 8.1 6.5 15.8 1.2
Eurozone 2.3 5.0 9.6 (0.7) 7.4 9.6 14.8 (0.7)
Switzerland 2.1 1.6 5.8 (1.8) 6.2 3.9 10.7 (1.6)
Unemployment rate (end-of

-period level, %)
United States 3.0 3.9 9.2 10.0 3.0 5.3 11.8 9.4
Eurozone 6.0 7.0 10.9 11.9 6.0 7.1 12.2 13.0
Switzerland 1.7 2.3 4.3 4.4 1.5 2.6 5.1 4.9
Fixed income: 10-year government

bonds (change in yields, basis points)
USD 25.0 (5.6) 235.0 (326.0) 70.0 (13.2) 205.0 (291.1)
EUR 20.0 47.8 250.0 (270.6) 57.5 44.7 220.0 (246.5)
CHF 25.0 45.7 220.0 (209.7) 62.5 57.0 205.0 (159.6)
Equity indices (% change)
S&P 500 20.0 7.4 (51.5) (50.0) 51.7 22.8 (45.6) (27.9)
EuroStoxx 50 17.0 17.2 (51.6) (50.0) 42.9 29.2 (47.2) (39.3)
SPI 14.0 5.6 (51.6) (46.0) 37.9 19.3 (47.2) (32.9)
Swiss real estate (% change)
Single-Family Homes

6.6 1.1 (16.7) (19.9) 14.0 2.3 (32.9) (23.9)
Other real estate (% change)
United States (S&P / Case–Shiller) 7.8 (4.5) (12.8) (19.3) 19.1 (0.6) (35.8) (32.7)
Eurozone (House Price Index) 7.0 (2.7) (8.4) (8.9) 15.4 2.0 (14.7) (17.5)

Scenario assumptions
One year

Three years cumulative

31.12.21
Asset price
inflation Baseline
Mild global
interest rate
steepening

Global crisis

Asset price
inflation Baseline
Mild global
interest rate
steepening

Global crisis

Real GDP growth (% change)
United States 9.1 4.4 (0.1) (5.9) 17.8 10.1 1.8 (3.8)
Eurozone 9.4 3.9 (0.1) (8.7) 17.3 7.5 0.9 (10.3)
Switzerland 5.5 2.4 (0.9) (6.6) 13.1 5.8 (0.1) (5.7)
Consumer price index (% change)
United States 3.1 2.2 5.7 (1.2) 9.5 6.3 13.0 0.4
Eurozone 2.3 1.4 4.2 (1.3) 8.0 4.8 10.4 (1.7)
Switzerland 1.8 0.3 3.5 (1.8) 6.1 1.7 9.0 (1.6)
Unemployment rate (end-of

-period level, %)
United States 3.0 3.9 6.1 10.9 3.0 3.5 7.2 10.8
Eurozone 6.2 7.4 8.7 12.9 6.0 7.2 9.1 15.1
Switzerland 2.3 2.5 3.4 5.2 1.6 2.3 4.2 5.9
Fixed income: 10-year government

bonds (change in yields, basis points)
USD 50.0 16.5 259.2 (50.0) 170.0 41.2 329.2 (15.0)
EUR 40.0 11.1 283.8 (35.0) 140.0 34.9 349.3 (25.0)
CHF 50.0 12.1 245.5 (70.0) 150.0 34.4 307.3 (35.0)
Equity indices (% change)
S&P 500 12.0 14.1 (27.0) (50.2) 35.5 24.7 (21.8) (40.1)
EuroStoxx 50 16.0 12.3 (23.4) (57.6) 41.6 20.7 (19.9) (50.4)
SPI 14.0 12.1 (22.9) (53.6) 37.9 19.1 (19.6) (44.2)
Swiss real estate (% change)
Single-Family Homes

5.1 4.4 (4.3) (17.0) 15.5 7.4 (8.8) (30.0)
Other real estate (% change)
United States (S&P / Case–Shiller) 10.0 3.5 (2.3) (9.5) 21.7 7.1 (8.7) (26.3)
Eurozone (House Price Index) 8.4 5.1 (4.0) (5.4) 17.8 9.6 (7.6) (10.8)

Disclosure Of Credit Risk Exposure Movement Explanatory
Development of ECL allowances

and provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2021 (1,165) (282) (220) (662)
Net movement from new and derecognized

transactions
1
(7) (21) 16 (2)
of which: Private clients with mortgages (6) (6) 0 0
of which: Real estate financing (3) (5) 2 0
of which: Large corporate clients 8 (1) 11 (2)
of which: SME clients (1) (1) 0 0
of which: Other (6) (8) 3 0

of which: Financial intermediaries and hedge

funds
0 (2) 2 0

of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(65) 20 (39) (46)
of which: Private clients with mortgages (10) 3 (12) 0
of which: Real estate financing 7 (1) 8 0
of which: Large corporate clients (33) 16 (28) (21)
of which: SME clients (23) 2 (2) (22)
of which: Other (6) 1 (4) (3)

of which: Financial intermediaries and hedge

funds
0 0 0 0

of which: Loans to financial advisors
1 2 (1) 0
Remeasurements without

stage transfers
3
13 (8) (27) 48
of which: Private clients with mortgages (12) 5 (18) 1
of which: Real estate financing 13 3 10 0
of which: Large corporate clients 32 (11) 2 41
of which: SME clients (6) (10) (9) 14
of which: Other (15) 5 (12) (8)

of which: Sovereigns
(8) 0 (8) 0

of which: Loans to financial advisors
(3) 3 (1) (6)
Model changes
4
30 29 1 0
Movements with profit or loss impact
5
(29) 20 (49) 0
Movements without profit or loss impact

(write-off,

FX and other)
6
104 3 1 99
Balance as of 31 December 2022 (1,091) (259) (267) (564)
1 Represents

the increase

and decrease

in allowances

and provisions

resulting from

financial instruments

(including guarantee

s

and facilities)

that were

newly originated,

purchased or

renewed and

from the

final
derecognition of loans or facilities on their maturity date or earlier.

2 Represents the remeasurement between 12

-month and lifetime ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes

in model

inputs

or assumptions,

including

changes

in forward

-looking

macroeconomic

conditions,

changes

in the

exposure

profile,

PD and

LGD

changes,

and

unwinding

of the

time

value.

4 Represents the change in the allowances

and provisions related to changes

in models and methodologies.

5 Includes ECL movements

from new and derecognized transactions,

remeasurement changes,

model and
methodology changes.

6 Represents

the decrease

in allowances

and provisions

resulting from

write-offs of

the ECL

allowance

against the

gross carrying

amount when

all or

part of

a financial

asset is

deemed
uncollectible or forgiven and

movements in foreign exchange

rates.

Development of ECL allowances

and provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2020 (1,468) (306) (333) (829)
Net movement from new and derecognized

transactions
1
(59) (72) 13 0
of which: Private clients with mortgages (7) (10) 3 0
of which: Real estate financing (7) (11) 4 0
of which: Large corporate clients (13) (21) 7 0
of which: SME clients (8) (8) 0 0
of which: Other (24) (23) (2) 0

of which: Financial intermediaries and hedge

funds
(21) (18) (4) 0

of which: Loans to financial advisors
0 (1) 1 0
Remeasurements with stage transfers
2
(40) 8 0 (49)
of which: Private clients with mortgages (9) 4 (13) 0
of which: Real estate financing (3) 1 (4) 0
of which: Large corporate clients 2 (2) 12 (8)
of which: SME clients (27) 5 4 (36)
of which: Other (3) 0 2 (4)

of which: Financial intermediaries and hedge

funds
2 (1) 3 0

of which: Loans to financial advisors
0 1 (1) 0
Remeasurements without

stage transfers
3
203 55 74 74
of which: Private clients with mortgages 33 8 26 (1)
of which: Real estate financing 30 13 13 3
of which: Large corporate clients 44 5 21 17
of which: SME clients 53 (1) 1 53
of which: Other 44 29 14 2

of which: Financial intermediaries and hedge

funds
27 15 12 0

of which: Loans to financial advisors
6 8 1 (3)
Model changes
4
45 29 16 0
Movements with profit or loss impact
5
148 19 104 25
Movements without profit or loss impact

(write-off, FX

and other)
6
154 5 9 141
Balance as of 31 December 2021 (1,165) (282) (220) (662)
1 Represents

the increase

and decrease

in allowances

and provisions

resulting from

financial instruments

(including guarantee

s

and facilities)

that were

newly originated,

purchased or

renewed and

from the

final
derecognition of loans or facilities on their maturity date or earlier.

2 Represents the remeasurement between 12

-month and lifetime ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes

in model

inputs

or assumptions,

including

changes

in forward

-looking

macroeconomic

conditions,

changes

in the

exposure

profile,

PD and

LGD

changes,

and

unwinding

of the

time

value.

4 Represents the change in the allowances

and provisions related to changes

in models and methodologies.

5 Includes ECL movements

from new and derecognized

transactions, remeasurement

changes, model and
methodology changes.

6 Represents

the decrease

in allowa

nces and

provisions resulting

from write

-offs of

the ECL

allowance

against the

gross carrying

amount when

all or

part of

a financial

asset is

deemed
uncollectible or forgiven and

movements in foreign exchange

rates.

Disclosure Of Credit Risk Exposure Categories Explanatory
ECL stage 2 (“significant deterioration

in credit risk”) allowances / provisions

as of 31 December 2022 – classification by trigger
USD m Stage 2
of which:
PD layer
of which:
watch list
of which:
≥30 days

past due
On-

and off-balance sheet

(267) (196) (21) (50)
of which: Private clients with mortgages (107) (83) 0 (25)
of which: Real estate financing (23) (18) 0 (5)
of which: Large corporate clients (65) (51) (13) 0
of which: SME clients (37) (22) (7) (7)
of which: Financial intermediaries and hedge funds (17) (17) 0 0 of which: Loans to financial advisors (2) 0 0 (2)
of which: Credit cards (12) 0 0 (12)
of which: Other (5) (5) 0 0

Disclosure Of Maximum Exposure To Credit Risk Explanatory
Maximum exposure to credit

risk

31.12.22
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity

and debt
instruments

Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 169.4 169.4
Loans and advances to banks
4
14.8 0.0 0.1 14.7
Receivables from securities financing transactions
measured at amortized cost
67.8 0.0 64.5 2.4 0.9
Cash collateral receivables on derivative

instruments
5,6
35.0 22.9 12.1
Loans and advances to customers 387.2 33.6 115.9 197.8 19.6 3.0 17.3
Other financial assets measured at amortized cost 53.3 0.1 0.5 0.0 1.3 51.3
Total financial assets

measured at amortized cost
727.6 33.7 181.0 197.9 23.4 22.9 0.0 3.0 265.8
Financial assets measured at

fair value

through other comprehensive income – debt 2.2 2.2
Total maximum exposure to

credit risk

reflected on the balance sheet within

the scope of ECL
729.8 33.7 181.0 197.9 23.4 22.9 0.0 3.0 268.0
Guarantees
7
22.1 1.2 9.3 0.1 2.0 1.8 7.7
Loan commitments
7
39.9 0.2 3.1 1.3 6.5 0.1 1.0 27.8
Forward starting transactions,

reverse repurchase
and securities borrowing agreements 3.8 3.8 0.0
Committed unconditionally revocable credit lines 41.4 0.2 8.2 6.0 6.2 0.5 20.2
Total maximum exposure to

credit risk not

reflected on the balance sheet within

the scope of ECL
107.2 1.6 24.4 7.5 14.7 0.0 0.1 3.3 55.7
31.12.21
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity

and debt
instruments

Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 192.8 192.8
Loans and advances to banks
4
15.5 0.1 0.1 15.3
Receivables from securities financing transactions
measured at amortized cost
75.0 0.0 68.0 6.9 0.0
Cash collateral receivables on derivative

instruments
5,6
30.5 18.4 12.1
Loans and advances to customers 397.8 37.5 128.7 191.3 20.2 4.0 16.2
Other financial assets measured at amortized cost 26.2 0.2 0.1 0.0 1.3 24.6
Total financial assets

measured at amortized cost
737.8 37.7 196.9 191.3 28.4 18.4 0.0 4.0 261.0
Financial assets measured at

fair value

through other comprehensive income – debt 8.8 8.8
Total maximum exposure to

credit risk

reflected on the balance sheet within

the scope of ECL
746.6 37.7 196.9 191.3 28.4 18.4 0.0 4.0 269.8
Guarantees
7
20.9 1.3 6.5 0.2 2.5 2.3 8.1
Loan commitments
7
39.4 0.5 4.0 2.4 7.3 0.3 1.7 23.1
Forward starting transactions,

reverse repurchase
and securities borrowing agreements 1.4 1.4 0.0
Committed unconditionally revocable credit lines 40.7 0.3 9.0 6.2 3.9 0.5 20.9
Total maximum exposure to

credit risk not

reflected on the balance sheet within

the scope of ECL
102.5 2.2 20.9 8.7 13.7 0.0 0.3 4.5 52.1
1 Of which: USD 1,372 m for 31 December 2022 (31 December 2021: USD 1,443
m) relates to total credit-impaired financial assets measured at amortized cost and USD
113
m for 31 December 2022 (31 December

2021:
USD 130
m) to total off-balance sheet financial instruments and credit lines for credit-impaired positions.

2 Collateral arrangements generally incorporate

a range of collateral, including cash, equity and debt instruments, real estate and other collateral. UBS

applies a risk-based approach

that generally

prioritizes collateral according

to its liquidity profile.

3 Includes but is not limited to

life insurance contracts,

inventory,

mortgage loans,
gold and other commodities.

4 Loans and advances

to banks include amounts held with

third-party banks on

behalf of clients. The

credit risk associated with these

balances may be borne by those clients.

5 Included
within Cash collateral

receivables on derivative

instruments are

margin balances

due from exchanges

or clearing houses.

Some

of these margin

balances reflect

amounts transferred on

behalf of clients

who retain the
associated credit

risk.

6 The

amount shown

in the

“Netting” column

represents the

netting potential

not recognized

on the

balance sheet.

Refer to

Note 21

for more

information.

7 The

amount

shown in

the
“Guarantees” column includes

sub-participations.

Disclosure Of Internal Credit Exposures Explanatory
Financial assets subject to credit risk by

rating category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized

cost
Cash and balances at central banks 168,525 877 0 0 56 0 169,457 (12) 169,445 of which: stage 1 168,525 877 0 0 0 0 169,402 0 169,402
of which: stage 2 0 0 0 0 56 0 56 (12) 44
Loans and advances to banks 862 12,257 860 440 379 0 14,798 (6) 14,792 of which: stage 1 862 12,257 860 440 378 0 14,797 (5) 14,792 of which: stage 2 0 0 0 0 1 0 1 (1) 1
of which: stage 3 0 0 0 0 0 0 0 0 0
Receivables from securities

financing transactions measured at
amortized cost 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814 of which: stage 1 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814
Cash collateral receivables on

derivative instruments
10,613 12,977 7,138 4,157 147 0 35,033 0 35,032
of which: stage 1 10,613 12,977 7,138 4,157 147 0 35,033 0 35,032
Loans and advances to customers 6,491 214,473 68,356 74,732 21,939 2,012 388,003 (783) 387,220
of which: stage 1 6,491 212,980 66,114 68,034 16,605 0 370,224 (129) 370,095
of which: stage 2 0 1,493 2,242 6,698 5,334 0 15,767 (180) 15,587 of which: stage 3 0 0 0 0 0 2,012 2,012 (474) 1,538
Other financial assets measured at

amortized cost
29,011 16,632 447 6,600 450 210 53,350 (86) 53,264
of which: stage 1 29,011 16,630 427 6,317 336 0 52,721 (17) 52,704 of which: stage 2 0 2 20 283 114 0 419 (6) 413
of which: stage 3 0 0 0 0 0 210 210 (63) 147
Total financial assets

measured at amortized cost
242,660 273,076 85,671 101,136 23,693 2,222 728,457 (889) 727,568
On-balance sheet financial instruments
Financial assets measured at FVOCI

– debt instruments
1,307 840 0 92 0 0 2,239 0 2,239
Total on-balance

sheet financial instruments
243,966 273,916 85,671 101,228 23,693 2,222 730,696 (889) 729,807

Financial assets subject to credit risk by

rating category
USD m 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized

cost
Cash and balances at central banks 191,015 1,802 0 0 0 0 192,817 0 192,817 of which: stage 1 191,015 1,802 0 0 0 0 192,817 0 192,817
Loans and advances to banks 407 12,623 1,171 795 490 1 15,488 (8) 15,480 of which: stage 1 407 12,623 1,146 795 488 0 15,460 (7) 15,453 of which: stage 2 0 0 24 0 2 0 27 (1) 26
of which: stage 3 0 0 0 0 0 1 1 0 1
Receivables from securities

financing transactions
measured at amortized cost 34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012 of which: stage 1 34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012
Cash collateral receivables on

derivative instruments
7,466 13,476 5,878 3,647 47 0 30,514 0 30,514
of which: stage 1 7,466 13,476 5,878 3,647 47 0 30,514 0 30,514
Loans and advances to customers 5,295 232,233 67,620 69,892 21,423 2,148 398,611 (850) 397,761
of which: stage 1 5,295 231,153 65,084 62,796 16,362 0 380,690 (126) 380,564
of which: stage 2 0 1,080 2,536 7,096 5,061 0 15,773 (152) 15,620 of which: stage 3 0 0 0 0 0 2,148 2,148 (572) 1,577
Other financial assets measured at

amortized cost
12,564 6,702 321 6,072 394 264 26,318 (109) 26,209
of which: stage 1 12,564 6,693 307 5,863 317 0 25,745 (27) 25,718 of which: stage 2 0 10 13 209 77 0 309 (7) 302
of which: stage 3 0 0 0 0 0 264 264 (76) 189
Total financial assets

measured at amortized cost
251,133 278,103 85,472 97,846 23,793 2,414 738,762 (969) 737,794
On-balance sheet financial instruments
Financial assets measured at FVOCI

– debt instruments
3,996 4,771 0 77 0 0 8,844 0 8,844
Total on-balance

sheet financial instruments
255,130 282,874 85,472 97,923 23,793 2,414 747,606 (969) 746,638

Disclosure Of Off Balance Sheet Positions By Rating Category Explanatory
Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off-
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

7,252 5,961 4,772 3,049 1,025 108 22,167 (48)
of which: stage 1 7,252 5,917 3,812 2,229 596 0 19,805 (13)
of which: stage 2 0 44 960 821 429 0 2,254 (9)
of which: stage 3 0 0 0 0 0 108 108 (26)
Irrevocable loan commitments 1,770 14,912 6,986 10,097 6,107 124 39,996 (111)
of which: stage 1 1,770 14,789 6,818 9,625 4,529 0 37,531 (59)
of which: stage 2 0 123 168 472 1,578 0 2,341 (52)
of which: stage 3 0 0 0 0 0 124 124 0
Forward starting reverse repurchase

and securities borrowing agreements
2,781 2 11 1,007 0 0 3,801 0
Total off-balance sheet

financial instruments
11,803 20,874 11,769 14,153 7,132 233 65,964 (159)
Credit lines
Committed unconditionally revocable

credit lines
2,288 15,918 9,247 10,162 3,739 36 41,390 (40)
of which: stage 1 2,288 15,213 8,960 9,631 3,429 0 39,521 (32)
of which: stage 2 0 705 287 531 310 0 1,833 (8)
of which: stage 3 0 0 0 0 0 36 36 0
Irrevocable committed prolongation

of existing loans
7 1,939 1,489 868 392 2 4,696 (2)
of which: stage 1 7 1,938 1,411 864 380 0 4,600 (2)
of which: stage 2 0 1 78 4 11 0 94 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,295 17,857 10,736 11,030 4,131 37 46,086 (42)
1 Refer to the “Internal UBS rating

scale and mapping of external

ratings” table in the “Risk

management and control”

section of this report for

more information on rating

categories.

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off-
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

4,457 7,064 4,535 3,757 1,009 150 20,972 (41)
of which: stage 1 4,457 7,037 4,375 3,075 752 0 19,695 (18)
of which: stage 2 0 27 160 682 258 0 1,127 (8)
of which: stage 3 0 0 0 0 0 150 150 (15)
Irrevocable loan commitments 2,797 14,183 7,651 8,298 6,502 46 39,478 (114)
of which: stage 1 2,797 13,917 7,416 7,127 5,840 0 37,097 (72)
of which: stage 2 0 266 235 1,171 663 0 2,335 (42)
of which: stage 3 0 0 0 0 0 46 46 0
Forward starting reverse repurchase

and securities borrowing agreements
0 0 55 1,389 0 0 1,444 0
Total off-balance sheet

financial instruments
7,254 21,247 12,241 13,444 7,512 196 61,894 (155)
Credit lines
Committed unconditionally revocable

credit lines
2,636 15,594 8,627 9,752 4,107 63 40,778 (38)
of which: stage 1 2,636 15,250 8,304 8,346 3,671 0 38,207 (28)
of which: stage 2 0 344 323 1,406 436 0 2,508 (10)
of which: stage 3 0 0 0 0 0 63 63 0
Irrevocable committed prolongation

of existing loans
17 2,438 1,422 1,084 602 48 5,611 (3)
of which: stage 1 17 2,438 1,422 1,082 568 0 5,527 (3)
of which: stage 2 0 0 0 1 34 0 36 0
of which: stage 3 0 0 0 0 0 48 48 0
Total credit lines 2,653 18,032 10,049 10,836 4,709 111 46,390 (41)
1 Refer to the “Internal UBS rating

scale and mapping of external

ratings” table in the “Risk

management and control”

section of this report for more

information on rating categories.

Scenario Sensitivity Analysis Explanatory
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions,

including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL

Scenarios Weighted average 100% Baseline
100% Asset price
inflation
100%
Stagflationary
geopolitical crisis

100% Global crisis

Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (136) (25) (13) (523) (184) (473)
Real estate financing (43) (26) (22) (176) (30) (126)
Large corporate clients (136) (97) (84) (199) (174) (235)
SME clients (86) (67) (66) (162) (97) (153)
Other segments (125) (114) (111) (145) (153) (281)
Total (526) (329) (295) (1,204) (638) (1,267)

Scenario Sensitivity Analysis Calculation Change Explanatory
USD m 100% Baseline
100%
Stagflationary
geopolitical crisis

100% Global crisis

Weighted average

Change in key parameters
Fixed income: Government bonds

(absolute change)
–0.50% (3) (106) (2) (14)
+0.50% 4 124 2 17
+1.00% 8 264 10 37
Unemployment rate (absolute change)
–1.00% (4) (138) (24) (23)
–0.50% (2) (78) (13) (12)
+0.50% 3 84 16 15
+1.00% 5 179 32 31
Real GDP growth (relative change)
–2.00% 7 13 18 11
–1.00% 3 7 9 5
+1.00% (3) (7) (9) (5)
+2.00% (5) (13) (18) (10)
House Price Index (relative change)
–5.00% 15 196 88 56
–2.50% 7 92 40 25
+2.50% (4) (83) (35) (19)
+5.00% (7) (157) (65) (36)
Equity (S&P500, EuroStoxx, SMI)

(relative change)
–10.00% 4 7 6 5
–5.00% 2 3 3 2
+5.00% (2) (4) (3) (2)
+10.00% (4) (8) (7) (5)

UBS AG
Entity [Table]
Disclosure Of Credit Loss Expense Recovery Explanatory
Credit loss expense

/ (release)
USD m
Global

Wealth

Management
Personal &

Corporate

Banking
Asset
Management
Investment

Bank
Group

Functions Total
For the year ended

31.12.22
Stages 1 and 2 (5) 27 0 6 1 29
Stage 3 5 12 0 (18) 2 0
Total credit loss expense /

(release)
0 39 0 (12) 3 29
For the year ended

31.12.21
Stages 1 and 2 (28) (62) 0 (34) 0 (123)
Stage 3 (1) (24) 1 0 0 (25)
Total credit loss expense /

(release)
(29) (86) 1 (34) 0 (148)
For the year ended

31.12.20
Stages 1 and 2 48 129 0 88 0 266
Stage 3 40 128 2 217 42 429
Total credit loss expense /

(release)
88 257 2 305 42 695

Disclosure Of Key Macro Economic Scenario Weights Explanatory
Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.22 31.12.21
Asset price inflation 0.0 5.0
Baseline 60.0 55.0
Mild global interest rate steepening

0.0 10.0
Stagflationary geopolitical crisis 25.0 0.0
Global crisis

15.0 30.0

Disclosure Of Key Macro Economic Variables Explanatory
Scenario assumptions
One year

Three years cumulative

31.12.22
Asset price
inflation Baseline
Stagflationary
geopolitical
crisis

Global
crisis

Asset price
inflation Baseline
Stagflationary
geopolitical
crisis

Global
crisis

Real GDP growth (% change)
United States 4.0 (0.3) (4.8) (6.4) 9.1 3.2 (4.4) (1.8)
Eurozone 3.0 0.6 (5.6) (8.5) 6.2 2.5 (5.7) (8.3)
Switzerland 3.0 0.7 (4.8) (6.7) 6.6 3.5 (4.9) (3.7)
Consumer price index (% change)

United States 2.5 2.6 10.0 (0.5) 8.1 6.5 15.8 1.2
Eurozone 2.3 5.0 9.6 (0.7) 7.4 9.6 14.8 (0.7)
Switzerland 2.1 1.6 5.8 (1.8) 6.2 3.9 10.7 (1.6)
Unemployment rate (end-of

-period level, %)
United States 3.0 3.9 9.2 10.0 3.0 5.3 11.8 9.4
Eurozone 6.0 7.0 10.9 11.9 6.0 7.1 12.2 13.0
Switzerland 1.7 2.3 4.3 4.4 1.5 2.6 5.1 4.9
Fixed income: 10-year government

bonds (change in yields, basis points)
USD 25.0 (5.6) 235.0 (326.0) 70.0 (13.2) 205.0 (291.1)
EUR 20.0 47.8 250.0 (270.6) 57.5 44.7 220.0 (246.5)
CHF 25.0 45.7 220.0 (209.7) 62.5 57.0 205.0 (159.6)
Equity indices (% change)
S&P 500 20.0 7.4 (51.5) (50.0) 51.7 22.8 (45.6) (27.9)
EuroStoxx 50 17.0 17.2 (51.6) (50.0) 42.9 29.2 (47.2) (39.3)
SPI 14.0 5.6 (51.6) (46.0) 37.9 19.3 (47.2) (32.9)
Swiss real estate (% change)
Single-Family Homes

6.6 1.1 (16.7) (19.9) 14.0 2.3 (32.9) (23.9)
Other real estate (% change)
United States (S&P / Case–Shiller) 7.8 (4.5) (12.8) (19.3) 19.1 (0.6) (35.8) (32.7)
Eurozone (House Price Index) 7.0 (2.7) (8.4) (8.9) 15.4 2.0 (14.7) (17.5)

Scenario assumptions
One year

Three years cumulative

31.12.21
Asset price
inflation Baseline
Mild global
interest rate
steepening

Global crisis

Asset price
inflation Baseline
Mild global
interest rate
steepening

Global crisis

Real GDP growth (% change)
United States 9.1 4.4 (0.1) (5.9) 17.8 10.1 1.8 (3.8)
Eurozone 9.4 3.9 (0.1) (8.7) 17.3 7.5 0.9 (10.3)
Switzerland 5.5 2.4 (0.9) (6.6) 13.1 5.8 (0.1) (5.7)
Consumer price index (% change)
United States 3.1 2.2 5.7 (1.2) 9.5 6.3 13.0 0.4
Eurozone 2.3 1.4 4.2 (1.3) 8.0 4.8 10.4 (1.7)
Switzerland 1.8 0.3 3.5 (1.8) 6.1 1.7 9.0 (1.6)
Unemployment rate (end-of

-period level, %)
United States 3.0 3.9 6.1 10.9 3.0 3.5 7.2 10.8
Eurozone 6.2 7.4 8.7 12.9 6.0 7.2 9.1 15.1
Switzerland 2.3 2.5 3.4 5.2 1.6 2.3 4.2 5.9
Fixed income: 10-year government

bonds (change in yields, basis points)
USD 50.0 16.5 259.2 (50.0) 170.0 41.2 329.2 (15.0)
EUR 40.0 11.1 283.8 (35.0) 140.0 34.9 349.3 (25.0)
CHF 50.0 12.1 245.5 (70.0) 150.0 34.4 307.3 (35.0)
Equity indices (% change)
S&P 500 12.0 14.1 (27.0) (50.2) 35.5 24.7 (21.8) (40.1)
EuroStoxx 50 16.0 12.3 (23.4) (57.6) 41.6 20.7 (19.9) (50.4)
SPI 14.0 12.1 (22.9) (53.6) 37.9 19.1 (19.6) (44.2)
Swiss real estate (% change)
Single-Family Homes

5.1 4.4 (4.3) (17.0) 15.5 7.4 (8.8) (30.0)
Other real estate (% change)
United States (S&P / Case–Shiller) 10.0 3.5 (2.3) (9.5) 21.7 7.1 (8.7) (26.3)
Eurozone (House Price Index) 8.4 5.1 (4.0) (5.4) 17.8 9.6 (7.6) (10.8)

Disclosure Of Credit Risk Exposure Movement Explanatory
Development of ECL allowances

and provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2021 (1,165) (282) (220) (662)
Net movement from new and derecognized

transactions
1
(7) (21) 16 (2)
of which: Private clients with mortgages (6) (6) 0 0
of which: Real estate financing (3) (5) 2 0
of which: Large corporate clients 8 (1) 11 (2)
of which: SME clients (1) (1) 0 0
of which: Other (6) (8) 3 0

of which: Financial intermediaries and hedge

funds
0 (2) 2 0

of which: Loans to financial advisors
0 0 0 0
Remeasurements with stage transfers
2
(65) 20 (39) (46)
of which: Private clients with mortgages (10) 3 (12) 0
of which: Real estate financing 7 (1) 8 0
of which: Large corporate clients (33) 16 (28) (21)
of which: SME clients (23) 2 (2) (22)
of which: Other (6) 1 (4) (3)

of which: Financial intermediaries and hedge

funds
0 0 0 0

of which: Loans to financial advisors
1 2 (1) 0
Remeasurements without

stage transfers
3
13 (8) (27) 48
of which: Private clients with mortgages (12) 5 (18) 1
of which: Real estate financing 13 3 10 0
of which: Large corporate clients 32 (11) 2 41
of which: SME clients (6) (10) (9) 14
of which: Other (15) 5 (12) (8)

of which: Sovereigns
(8) 0 (8) 0

of which: Loans to financial advisors
(3) 3 (1) (6)
Model changes
4
30 29 1 0
Movements with profit or loss impact
5
(29) 20 (49) 0
Movements without profit or loss impact

(write-off,

FX and other)
6
104 3 1 99
Balance as of 31 December 2022 (1,091) (260) (267) (564)
1 Represents

the increase

and decrease

in allowances

and provisions

resulting from

financial instruments

(including guarantee

s

and facilities)

that were

newly originated,

purchased or

renewed and

from the

final
derecognition of loans or facilities on their maturity date or earlier.

2 Represents the remeasurement between 12

-month and lifetime ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes

in model

inputs

or assumptions,

including

changes

in forward

-looking

macroeconomic

conditions,

changes

in the

exposure

profile,

PD and

LGD

changes,

and

unwinding

of the

time

value.

4 Represents the change in the allowances

and provisions related to changes

in models and methodologies.

5 Includes ECL movements

from new and derecognized transactions,

remeasurement changes,

model and
methodology changes.

6 Represents

the decrease

in allowances

and provisions

resulting from

write-offs of

the ECL

allowance

against the

gross carrying

amount when

all or

part of

a financial

asset is

deemed
uncollectible or forgiven and

movements in foreign exchange

rates.

Development of ECL allowances

and provisions
USD m Total Stage 1 Stage 2 Stage 3
Balance as of 31 December 2020 (1,468) (306) (333) (829)
Net movement from new and derecognized

transactions
1
(59) (72) 13 0
of which: Private clients with mortgages (7) (10) 3 0
of which: Real estate financing (7) (11) 4 0
of which: Large corporate clients (13) (21) 7 0
of which: SME clients (8) (8) 0 0
of which: Other (24) (23) (2) 0

of which: Financial intermediaries and hedge

funds
(21) (18) (4) 0

of which: Loans to financial advisors
0 (1) 1 0
Remeasurements with stage transfers
2
(40) 8 0 (49)
of which: Private clients with mortgages (9) 4 (13) 0
of which: Real estate financing (3) 1 (4) 0
of which: Large corporate clients 2 (2) 12 (8)
of which: SME clients (27) 5 4 (36)
of which: Other (3) 0 2 (4)

of which: Financial intermediaries and hedge

funds
2 (1) 3 0

of which: Loans to financial advisors
0 1 (1) 0
Remeasurements without

stage transfers
3
203 55 74 74
of which: Private clients with mortgages 33 8 26 (1)
of which: Real estate financing 30 13 13 3
of which: Large corporate clients 44 5 21 17
of which: SME clients 53 (1) 1 53
of which: Other 44 29 14 2

of which: Financial intermediaries and hedge

funds
27 15 12 0

of which: Loans to financial advisors
6 8 1 (3)
Model changes
4
45 29 16 0
Movements with profit or loss impact
5
148 19 104 25
Movements without profit or loss impact

(write-off, FX

and other)
6
154 5 9 141
Balance as of 31 December 2021 (1,165) (282) (220) (662)
1 Represents

the increase

and decrease

in allowances

and provisions

resulting from

financial instruments

(including guarantee

s

and facilities)

that were

newly originated,

purchased or

renewed and

from the

final
derecognition of loans or facilities on their maturity date or earlier.

2 Represents the remeasurement between 12

-month and lifetime ECL due to stage transfers.

3 Represents the change in allowances and provisions
related to

changes

in model

inputs

or assumptions,

including

changes

in forward

-looking

macroeconomic

conditions,

changes

in the

exposure

profile,

PD and

LGD

changes,

and

unwinding

of the

time

value.

4 Represents the change in the allowances

and provisions related to changes

in models and methodologies.

5 Includes ECL movements

from new and derecognized

transactions, remeasurement

changes, model and
methodology changes.

6 Represents

the decrease

in allowa

nces and

provisions resulting

from write

-offs of

the ECL

allowance

against the

gross carrying

amount when

all or

part of

a financial

asset is

deemed
uncollectible or forgiven and

movements in foreign exchange

rates.

Disclosure Of Credit Risk Exposure Categories Explanatory
ECL stage 2 (“significant deterioration

in credit risk”) allowances / provisions

as of 31 December 2022 – classification by trigger
USD m Stage 2
of which:
PD layer
of which:
watch list
of which:
≥30 days

past due
On-

and off-balance sheet

(267) (196) (21) (50)
of which: Private clients with mortgages (107) (83) 0 (25)
of which: Real estate financing (23) (18) 0 (5)
of which: Large corporate clients (65) (51) (13) 0
of which: SME clients (37) (22) (7) (7)
of which: Financial intermediaries and hedge

funds
(17) (17) 0 0
of which: Loans to financial advisors (2) 0 0 (2)
of which: Credit cards (12) 0 0 (12)
of which: Other (5) (5) 0 0

Disclosure Of Maximum Exposure To Credit Risk Explanatory
Maximum exposure to credit

risk

31.12.22
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 169.4 169.4
Loans and advances to banks
4
14.7 0.0 0.1 14.6
Receivables from securities financing transactions
measured at amortized cost
67.8 0.0 64.5 2.4 0.9
Cash collateral receivables on derivative

instruments
5,6
35.0 22.9 12.1
Loans and advances to customers 390.0 36.1 115.9 197.8 19.6 3.0 17.6
Other financial assets measured at amortized cost 53.4 0.1 0.5 0.0 1.3 51.4
Total financial assets

measured at amortized cost
730.4 36.2 181.0 197.9 23.4 22.9 0.0 3.0 266.1
Financial assets measured at

fair value

through other comprehensive income – debt 2.2 2.2
Total maximum exposure to

credit risk

reflected on the balance sheet within

the scope of ECL
732.6 36.2 181.0 197.9 23.4 22.9 0.0 3.0 268.3
Guarantees
7
22.1 1.2 9.3 0.1 2.0 1.8 7.7
Loan commitments
7
39.9 0.2 3.1 1.3 6.5 0.1 1.0 27.8
Forward starting transactions,

reverse repurchase
and securities borrowing agreements 3.8 3.8 0.0
Committed unconditionally revocable credit lines 43.6 0.2 8.2 6.0 6.2 0.5 22.5
Total maximum exposure to

credit risk not

reflected on the balance sheet within

the scope of ECL
109.4 1.6 24.4 7.5 14.7 0.0 0.1 3.3 58.0
31.12.21
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity and
debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees

Financial assets measured at

amortized cost on the balance sheet
Cash and balances at central banks 192.8 192.8
Loans and advances to banks
4
15.4 0.1 0.1 15.1
Receivables from securities financing transactions
measured at amortized cost
75.0 0.0 68.0 6.9 0.0
Cash collateral receivables on derivative

instruments
5,6
30.5 18.4 12.1
Loans and advances to customers 398.7 38.2 128.7 191.3 20.2 4.0 16.4
Other financial assets measured at amortized cost 26.2 0.2 0.1 0.0 1.3 24.7
Total financial assets

measured at amortized cost
738.6 38.4 196.9 191.3 28.4 18.4 0.0 4.0 261.1
Financial assets measured at

fair value

through other comprehensive income – debt 8.8 8.8
Total maximum exposure to

credit risk

reflected on the balance sheet within

the scope of ECL
747.5 38.4 196.9 191.3 28.4 18.4 0.0 4.0 270.0
Guarantees
7
20.9 1.3 6.5 0.2 2.5 2.3 8.1
Loan commitments
7
39.4 0.5 4.0 2.4 7.3 0.3 1.7 23.1
Forward starting transactions,

reverse repurchase
and securities borrowing agreements 1.4 1.4 0.0
Committed unconditionally revocable credit lines 42.3 0.3 9.0 6.2 3.9 0.5 22.5
Total maximum exposure to

credit risk not

reflected on the balance sheet within

the scope of ECL
104.1 2.2 20.9 8.7 13.7 0.0 0.3 4.5 53.7
1 Of which: USD 1,372
m for 31 December 2022 (31 December

2021: USD
1,443
m) relates to total credit-impaired financial

assets measured at amortized cost and USD
113
m for 31 December 2022 (31 December

2021:
USD 130
m) to total off-balance sheet financial instruments and credit lines for credit-impaired positions.

2 Collateral arrangements

generally incorporate a range of collateral, including

cash, equity and debt instruments,
real estate and

other collateral.

UBS AG applies

a risk-based

approach that

generally

prioritizes collateral

according to its

liquidity profile.

3 Includes but is

not limited to life

insurance contracts,

inventory,

mortgage
loans, gold

and other

commodities.

4 Loans

and advances

to banks

include amounts

held with third

-party banks

on behalf

of clients.

The credit

risk associated

with these

balances may

be borne

by those clients.

5 Included within Cash

collateral receivables

on derivative

instruments are

margin balances

due from exchanges

or clearing houses.

Some of these

margin balances

reflect amounts

transferred on

behalf of clients

who
retain the associated

credit risk.

6 The amount

shown in the

“Netting” column represents

the netting

potential not recognized

on the balance sheet.

Refer to Note 21

for more information.

7 The amount

shown in
the “Guarantees” column includes

sub-participations.

Disclosure Of Internal Credit Exposures Explanatory
Financial assets subject to credit risk by

rating category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized

cost
Cash and balances at central banks 168,525 877 0 0 56 0 169,457 (12) 169,445 of which: stage 1 168,525 877 0 0 0 0 169,402 0 169,402
of which: stage 2 0 0 0 0 56 0 56 (12) 44
Loans and advances to banks 862 11,150 832 996 837 0 14,676 (6) 14,671 of which: stage 1 862 11,150 832 996 836 0 14,675 (5) 14,670 of which: stage 2 0 0 0 0 1 0 1 (1) 1
of which: stage 3 0 0 0 0 0 0 0 0 0
Receivables from securities

financing transactions measured at
amortized cost 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814 of which: stage 1 27,158 15,860 8,870 15,207 721 0 67,816 (2) 67,814
Cash collateral receivables on

derivative instruments
10,613 12,978 7,138 4,157 147 0 35,034 0 35,033
of which: stage 1 10,613 12,978 7,138 4,157 147 0 35,034 0 35,033
Loans and advances to customers 6,491 216,824 68,444 76,147 20,891 2,012 390,810 (783) 390,027
of which: stage 1 6,491 215,332 66,202 69,450 15,557 0 373,032 (129) 372,903
of which: stage 2 0 1,493 2,242 6,698 5,334 0 15,767 (180) 15,587 of which: stage 3 0 0 0 0 0 2,012 2,012 (474) 1,538
Other financial assets measured at

amortized cost
29,011 16,649 447 6,708 450 210 53,475 (86) 53,389
of which: stage 1 29,011 16,646 427 6,426 336 0 52,846 (17) 52,829 of which: stage 2 0 2 20 283 114 0 419 (6) 413
of which: stage 3 0 0 0 0 0 210 210 (63) 147
Total financial assets

measured at amortized cost
242,660 274,337 85,731 103,216 23,102 2,222 731,269 (890) 730,379
On-balance sheet financial instruments
Financial assets measured at FVOCI

– debt instruments
1,307 840 0 92 0 0 2,239 0 2,239
Total on-balance

sheet financial instruments
243,966 275,178 85,731 103,308 23,102 2,222 733,508 (890) 732,618

Financial assets subject to credit risk by

rating category
USD m 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized

cost
Cash and balances at central banks 191,015 1,802 0 0 0 0 192,817 0 192,817 of which: stage 1 191,015 1,802 0 0 0 0 192,817 0 192,817
Loans and advances to banks 407 12,552 1,123 795 490 1 15,368 (8) 15,360 of which: stage 1 407 12,552 1,098 795 488 0 15,340 (7) 15,333 of which: stage 2 0 0 24 0 2 0 27 (1) 26
of which: stage 3 0 0 0 0 0 1 1 0 1
Receivables from securities

financing transactions
measured at amortized cost 34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012 of which: stage 1 34,386 11,267 10,483 17,440 1,439 0 75,014 (2) 75,012
Cash collateral receivables on

derivative instruments
7,466 13,476 5,878 3,647 47 0 30,514 0 30,514
of which: stage 1 7,466 13,476 5,878 3,647 47 0 30,514 0 30,514
Loans and advances to customers 5,295 232,663 67,620 70,394 21,423 2,148 399,543 (850) 398,693
of which: stage 1 5,295 231,583 65,083 63,298 16,362 0 381,622 (126) 381,496
of which: stage 2 0 1,080 2,536 7,096 5,061 0 15,773 (152) 15,620 of which: stage 3 0 0 0 0 0 2,148 2,148 (572) 1,577
Other financial assets measured at

amortized cost
12,564 6,705 321 6,097 394 264 26,346 (109) 26,236
of which: stage 1 12,564 6,696 307 5,887 317 0 25,772 (27) 25,746 of which: stage 2 0 10 13 209 77 0 309 (7) 302
of which: stage 3 0 0 0 0 0 264 264 (76) 189
Total financial assets

measured at amortized cost
251,133 278,465 85,424 98,372 23,793 2,414 739,601 (969) 738,632
On-balance sheet financial instruments
Financial assets measured at FVOCI

– debt instruments
3,996 4,771 0 77 0 0 8,844 0 8,844
Total on-balance

sheet financial instruments
255,130 283,236 85,424 98,449 23,793 2,414 748,445 (969) 747,477

Disclosure Of Off Balance Sheet Positions By Rating Category Explanatory
Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.22
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off-
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

7,252 5,961 4,772 3,049 1,025 108 22,167 (48)
of which: stage 1 7,252 5,917 3,812 2,229 596 0 19,805 (13)
of which: stage 2 0 44 960 821 429 0 2,254 (9)
of which: stage 3 0 0 0 0 0 108 108 (26)
Irrevocable loan commitments 1,770 14,912 6,986 10,097 6,107 124 39,996 (111)
of which: stage 1 1,770 14,789 6,818 9,625 4,529 0 37,531 (59)
of which: stage 2 0 123 168 472 1,578 0 2,341 (52)
of which: stage 3 0 0 0 0 0 124 124 0
Forward starting reverse repurchase

and securities borrowing agreements
2,781 2 11 1,007 0 0 3,801 0
Total off-balance sheet

financial instruments
11,803 20,874 11,769 14,153 7,132 233 65,964 (159)
Credit lines
Committed unconditionally revocable

credit lines
2,288 16,483 9,247 11,885 3,739 36 43,677 (40)
of which: stage 1 2,288 15,777 8,960 11,355 3,429 0 41,809 (32)
of which: stage 2 0 705 287 531 310 0 1,833 (8)
of which: stage 3 0 0 0 0 0 36 36 0
Irrevocable committed prolongation

of existing loans
7 1,939 1,489 868 392 2 4,696 (2)
of which: stage 1 7 1,938 1,411 864 380 0 4,600 (2)
of which: stage 2 0 1 78 4 11 0 94 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,295 18,421 10,736 12,753 4,131 37 48,373 (42)
1 Refer to the “Internal UBS rating

scale and mapping of external

ratings” table in the “Risk

management and control”

section of this report for more

information on rating categories.

Off-balance sheet positions subject to expected

credit loss by rating category
USD m 31.12.21
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total off-
balance sheet
exposure
(maximum
exposure to
credit risk) ECL provisions
Off-balance sheet financial instruments
Guarantees

4,457 7,064 4,535 3,757 1,009 150 20,972 (41)
of which: stage 1 4,457 7,037 4,375 3,075 752 0 19,695 (18)
of which: stage 2 0 27 160 682 258 0 1,127 (8)
of which: stage 3 0 0 0 0 0 150 150 (15)
Irrevocable loan commitments 2,797 14,183 7,651 8,298 6,502 46 39,478 (114)
of which: stage 1 2,797 13,917 7,416 7,127 5,840 0 37,097 (72)
of which: stage 2 0 266 235 1,171 663 0 2,335 (42)
of which: stage 3 0 0 0 0 0 46 46 0
Forward starting reverse repurchase

and securities borrowing agreements
0 0 55 1,389 0 0 1,444 0
Total off balance

sheet financial instruments
7,254 21,247 12,241 13,444 7,512 196 61,894 (155)
Credit lines
Committed unconditionally revocable

credit lines
2,636 16,811 8,627 10,130 4,107 63 42,373 (38)
of which: stage 1 2,636 16,467 8,304 8,724 3,671 0 39,802 (28)
of which: stage 2 0 344 323 1,406 436 0 2,508 (10)
of which: stage 3 0 0 0 0 0 63 63 0
Irrevocable committed prolongation

of existing loans
17 2,438 1,422 1,084 602 48 5,611 (3)
of which: stage 1 17 2,438 1,422 1,082 568 0 5,527 (3)
of which: stage 2 0 0 0 1 34 0 36 0
of which: stage 3 0 0 0 0 0 48 48 0
Total credit lines 2,653 19,249 10,049 11,214 4,709 111 47,984 (41)
1 Refer to the “Internal UBS rating

scale and mapping of external

ratings” table in the “Risk

management and control”

section of this report for more

information on rating

categories.

Scenario Sensitivity Analysis Explanatory
Actual ECL
allowances and
provisions,
including staging
(as per Note 9)

Pro forma ECL allowances and provisions,

including staging

and assuming application of 100% scenario weighting

Pro forma ECL
allowances and
provisions,
assuming all
positions being
subject to lifetime
ECL

Scenarios Weighted average 100% Baseline
100% Asset price
inflation
100%
Stagflationary
geopolitical crisis

100% Global crisis

Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (136) (25) (13) (523) (184) (473)
Real estate financing (43) (26) (22) (176) (30) (126)
Large corporate clients (136) (97) (84) (199) (174) (235)
SME clients (86) (67) (66) (162) (97) (153)
Other segments (125) (114) (111) (145) (153) (281)
Total (526) (329) (295) (1,204) (638) (1,267)

Scenario Sensitivity Analysis Calculation Change Explanatory
USD m 100% Baseline
100%
Stagflationary
geopolitical crisis

100% Global crisis

Weighted average

Change in key parameters
Fixed income: Government bonds

(absolute change)
–0.50% (3) (106) (2) (14)
+0.50% 4 124 2 17
+1.00% 8 264 10 37
Unemployment rate (absolute change)
–1.00% (4) (138) (24) (23)
–0.50% (2) (78) (13) (12)
+0.50% 3 84 16 15
+1.00% 5 179 32 31
Real GDP growth (relative change)
–2.00% 7 13 18 11
–1.00% 3 7 9 5
+1.00% (3) (7) (9) (5)
+2.00% (5) (13) (18) (10)
House Price Index (relative change)
–5.00% 15 196 88 56
–2.50% 7 92 40 25
+2.50% (4) (83) (35) (19)
+5.00% (7) (157) (65) (36)
Equity (S&P500, EuroStoxx, SMI)

(relative change)
–10.00% 4 7 6 5
–5.00% 2 3 3 2
+5.00% (2) (4) (3) (2)
+10.00% (4) (8) (7) (5)